Derivative Financial Instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Derivative Financial Instruments [Line Items]
Debt Instrument, Fair Value Disclosure, Total	$ 157	$ 230